Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP RPM BlackRock Global Allocation V.I. Fund

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM BlackRock Global Allocation V.I. Fund:

Effective November 11, 2013, LVIP RPM BlackRock Global Allocation V.I. Fund’s name is changed to “LVIP BlackRock Global Allocation V.I. RPM Fund.”

LVIP RPM VIP Contrafund® Portfolio

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM VIP Contrafund® Portfolio:

Effective November 11, 2013, LVIP RPM VIP Contrafund® Portfolio’s name is changed to “LVIP VIP Contrafund® RPM Portfolio.”

LVIP RPM BlackRock Global Allocation V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP RPM BlackRock Global Allocation V.I. Fund

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM BlackRock Global Allocation V.I. Fund:

Effective November 11, 2013, LVIP RPM BlackRock Global Allocation V.I. Fund’s name is changed to “LVIP BlackRock Global Allocation V.I. RPM Fund.”

LVIP RPM VIP Contrafund Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP RPM VIP Contrafund® Portfolio

Supplement Dated September 18, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013),

and the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Revisions to the Summary Prospectus, Prospectus, and Statement of Additional Information for LVIP RPM VIP Contrafund® Portfolio:

Effective November 11, 2013, LVIP RPM VIP Contrafund® Portfolio’s name is changed to “LVIP VIP Contrafund® RPM Portfolio.”